Accounts Receivable, Net - Ageing Analysis of Accounts Receivable from Telephone and Internet Subscribers (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Accounts receivable	¥ 22,096	¥ 21,465	[1]
Gross carrying amount [member]
Disclosure of financial assets [line items]
Accounts receivable	25,938	24,867	[1]
Allowance for doubtful debts [member]
Disclosure of financial assets [line items]
Accounts receivable	(3,842)	(3,402)	[1]
Telephone and Internet subscribers [member]
Disclosure of financial assets [line items]
Accounts receivable	11,985	12,269
Telephone and Internet subscribers [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Accounts receivable	14,588	14,696
Telephone and Internet subscribers [member] | Gross carrying amount [member] | Current, within 1 month [member]
Disclosure of financial assets [line items]
Accounts receivable	9,323	9,993
Telephone and Internet subscribers [member] | Gross carrying amount [member] | 1 to 3 months [member]
Disclosure of financial assets [line items]
Accounts receivable	2,607	2,179
Telephone and Internet subscribers [member] | Gross carrying amount [member] | 4 to 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	1,780	1,763
Telephone and Internet subscribers [member] | Gross carrying amount [member] | More than 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	878	761
Telephone and Internet subscribers [member] | Allowance for doubtful debts [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ (2,603)	¥ (2,427)

[1]	restated